Leases (Tables)	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
Chartered-in vessels, barges, pushboats and office space

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2018	$119,023	$8,725	$1,992
2019	96,048	19,316	1,314
2020	82,638	20,945	509
2021	63,040	10,807	184
2022	43,689	10,109	—
2023 and thereafter	77,828	19,371	—
Total	$482,266	$89,273	$3,999

Chartered-out vessels, barges and pushboats

	Dry bulk vessels	Logistics business
2018	$35,420	$138,384
2019	2,458	104,721
2020	—	77,209
2021	—	62,290
2022	—	55,450
2023 and thereafter	—	699,388
Total minimum revenue, net of commissions	$37,878	$1,137,442